26 Accounts Payable Related to Concessions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	R$ 612,587	R$ 584,163	R$ 554,954
Present value [Member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	612,587
Present value [Member] | 2020 [Member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	73,032
Present value [Member] | 2021 [Member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	64,387
Present value [Member] | 2022 [Member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	58,128
Present value [Member] | 2023 [Member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	52,482
Present value [Member] | After 2023 [Member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	364,558
Nominal value [Member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	1,309,938
Nominal value [Member] | 2020 [Member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	71,471
Nominal value [Member] | 2021 [Member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	71,471
Nominal value [Member] | 2022 [Member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	71,471
Nominal value [Member] | 2023 [Member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	71,471
Nominal value [Member] | After 2023
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	R$ 1,024,054